Earnings per share (Tables)	3 Months Ended
Mar. 31, 2025
Earnings per share [abstract]
Schedule of earnings per share	The following table presents the calculation of basic earnings per share (in thousands, except share and per share amounts):

	Three months ended March 31,
	2025	2024
Numerator:
Profit applicable to DoubleDown Interactive Co., Ltd.	$23,846	$30,324
Weighted average shares outstanding - basic	2,477,672	2,477,672
Basic earnings per share	$9.62	$12.24